RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Millions		12 Months Ended
	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Ownership, percentage		100.00%	100.00%
Power purchased		$ 4,143	$ 3,652
Revenues		8,484	7,844
Capital contribution received from OPG		2	2
Transmission
Related Party Transaction [Line Items]
Revenues		2,269	2,214
Distribution
Related Party Transaction [Line Items]
Revenues		6,175	5,582
Province
Related Party Transaction [Line Items]
Dividends paid		350	330
MOI
Related Party Transaction [Line Items]
Related party transaction amount	$ 400	43	0
IESO
Related Party Transaction [Line Items]
Power purchased		2,686	2,297
Funding received related to Conservation and Demand Management programs		1	3
IESO | Amounts Related To Electricity Rebates
Related Party Transaction [Line Items]
Related party transaction amount		1,170	897
IESO | Transmission
Related Party Transaction [Line Items]
Revenues		2,252	2,195
IESO | Electricity, US Regulated
Related Party Transaction [Line Items]
Revenues		255	250
IESO | Distribution
Related Party Transaction [Line Items]
Revenues		48	46
OPG
Related Party Transaction [Line Items]
Related party transaction amount		1	2
Power purchased		18	16
Capital contribution received from OPG		3	5
OPG | Transmission
Related Party Transaction [Line Items]
Revenues		2	2
OPG | Distribution
Related Party Transaction [Line Items]
Revenues		5	5
OPG | Electric Other
Related Party Transaction [Line Items]
Revenues		1	1
OEFC
Related Party Transaction [Line Items]
Power purchased		1	1
OEB
Related Party Transaction [Line Items]
OEB fees		12	12
OCN LP
Related Party Transaction [Line Items]
Related party transaction amount		$ 5	$ 0
Province
Related Party Transaction [Line Items]
Ownership, percentage		47.10%	47.10%
Wataynikaneyap Power LP | IESO | Distribution
Related Party Transaction [Line Items]
Revenues		$ 119	$ 54